Statements of Income And Comprehensive Income - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
REVENUES:
Total revenues	$ 666		$ 566		$ 2,638		$ 2,315		$ 2,027
OPERATING EXPENSES:
Purchased power	378		298		1,402		1,155		1,037
Other operating expenses	224	[1]	145	[1]	680	[2]	654	[2]	555	[2]
Provision for depreciation	61		65		263		249		231
Deferral of regulatory assets, net	(106)		(20)		(134)		(124)		(67)
General taxes	7		6		23		21		21
Total operating expenses	564		494		2,234		1,955		1,777
OPERATING INCOME	102		72		404		360		250
OTHER INCOME (EXPENSE):
Miscellaneous income, net	15		12		49		34		42
Pension and OPEB mark-to-market adjustment (Note 4.)					55		24		(29)
Interest expense					(6)		(20)		(14)
Capitalized financing costs	12		9		43		28		19
Total other expense	(14)		(9)		9		(31)		(92)
INCOME BEFORE INCOME TAXES	88		63		413		329		158
INCOME TAXES	22		16		107		87		33
NET INCOME	66		47		306		242		125
OTHER COMPREHENSIVE INCOME:
Pension and OPEB prior service costs					0		1		0
Other comprehensive income					0		1		0
Income taxes on other comprehensive income					0		0		0
Other comprehensive income (loss), net of tax					0		1		0
COMPREHENSIVE INCOME	66		47		306		243		125
Nonrelated Party [Member]
OTHER INCOME (EXPENSE):
Interest expense	(39)		(29)		(132)		(97)		(110)
Related Party [Member]
REVENUES:
Total revenues	0		0		1		1		1
OPERATING EXPENSES:
Other operating expenses	32		32		116		118		122
OTHER INCOME (EXPENSE):
Interest expense	$ (2)		$ (1)		$ (6)		$ (20)		$ (14)

[1]	Includes affiliated operating expenses of $32 million for the three months ended March 31, 2026 and 2025.
[2]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.